Management Risks - Summary of Collateral Held for Loan and Lease Operations Portfolio (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	R$ 275,079	R$ 271,314
Fair value of collateral	647,223	653,415
Carrying value of the assets	22,590	22,534
Fair value of collateral	13,315	12,275
Small and medium businesses [Member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	117,019	122,353
Fair value of collateral	339,741	368,937
Carrying value of the assets	11,248	12,324
Fair value of collateral	8,688	6,729
Foreign loans - Latin America [Member] | Foreign [Member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	105,425	97,374
Fair value of collateral	175,476	155,923
Carrying value of the assets	10,262	9,420
Fair value of collateral	3,598	4,803
Individuals [Member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	52,635	51,587
Fair value of collateral	132,006	128,555
Carrying value of the assets	1,080	790
Fair value of collateral	1,029	743
Individuals [Member] | Vehicles [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	13,622	13,039
Fair value of collateral	34,367	35,995
Carrying value of the assets	178	107
Fair value of collateral	164	90
Individuals [Member] | Personal loan [Member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	373	443
Fair value of collateral	1,398	1,297
Carrying value of the assets	901	682
Fair value of collateral	864	652
Individuals [Member] | Mortgages [member]
Disclosure of collateral held for loan and lease operations portfolio [Line Items]
Carrying value of the assets	38,640	38,105
Fair value of collateral	96,241	91,263
Carrying value of the assets	1	1
Fair value of collateral	R$ 1	R$ 1